SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
SEGMENT AND GEOGRAPHIC INFORMATION	SEGMENT AND GEOGRAPHIC INFORMATION
Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. The Company CODM is the Executive Office comprising the Executive Chairman, Mr. Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
ArcelorMittal's operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•NAFTA represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States (on December 9, 2020, the Company divested ArcelorMittal USA). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of the NAFTA operations includes sourcing from iron ore captive mines in Mexico and iron ore and coal captive mines in the United States (until disposal of ArcelorMittal USA on December 9, 2020 as mentioned above) to supply the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing. The raw material supply of the Brazil operations includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements. The raw material supply of Europe operations includes sourcing from iron ore captive mines in Bosnia & Herzegovina.
•ACIS produces a combination of flat, long and tubular products. Its steel facilities are located in South Africa, Ukraine and Kazakhstan. The raw material supply of the ACIS operations includes sourcing from iron ore captive mines in Kazakhstan and Ukraine and coal captive mines in Kazakhstan.
•Mining segment comprises the mines owned by ArcelorMittal in Canada and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore reserves and also sells mineral products to third parties.
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2021
Sales to external customers	5,755	4,861	19,990	4,170	751	9	—	35,536
Intersegment sales**	23	937	37	726	1,317	7	(3,047)	—
Operating income (loss)	936	1,742	1,861	1,458	1,287	(126)	(85)	7,073
Depreciation and amortization	142	109	615	220	115	20	—	1,221
Capital expenditures	147	139	578	214	97	16	(3)	1,188
Six months ended June 30, 2020
Sales to external customers	7,023	2,398	13,428	2,440	524	7	—	25,820
Intersegment sales**	106	409	26	292	607	4	(1,444)	—
Operating (loss) income	(452)	272	(654)	(92)	415	(137)	42	(606)
Depreciation and amortization	292	122	704	239	126	27	—	1,510
Impairment	—	—	92	—	—	—	—	92
Capital expenditures	349	101	492	240	52	19	(2)	1,251

*Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2021	2020
Operating income (loss)	7,073	(606)
Income from investments in associates, joint ventures and other investments	1,043	127
Financing costs - net	(594)	(642)
Income (loss) before taxes	7,522	(1,121)
Income tax expense	(946)	(524)
Net income (loss) (including non-controlling interests)	6,576	(1,645)
Geographical segmentation
Sales (by destination)

	Six months ended June 30,
	2021	2020
Americas
United States[1]	3,342	5,466
Brazil	3,971	1,824
Canada	1,844	1,207
Mexico	1,151	778
Argentina	598	260
Others Americas	749	488
Total Americas	11,655	10,023
Europe
Germany	3,019	2,008
France	2,489	1,447
Poland	2,328	1,550
Spain	2,041	1,343
Italy	2,667	1,495
Turkey	669	542
Czech Republic	598	371
United Kingdom	728	460
Belgium	877	693
Russia	863	377
Netherlands	628	447
Romania	228	154
Ukraine	394	191
Others Europe	2,200	1,499
Total Europe	19,729	12,577
Asia & Africa
South Africa	1,202	651
Morocco	325	194
Egypt	26	80
Rest of Africa	456	340
China	397	763
Kazakhstan	370	195
South Korea	264	148
India	91	53
Rest of Asia	1,021	796
Total Asia & Africa	4,152	3,220
Total	35,536	25,820
1.Prior period include sales from ArcelorMittal USA, which was divested on December 9, 2020.
Product segmentation
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2021	2020
Flat products	19,418	15,634
Long products	8,380	5,291
Tubular products	1,045	650
Mining products	839	654
Others	5,854	3,591
Total	35,536	25,820

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2021 and 2020, respectively:

Six months ended June 30, 2021	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	5,594	4,588	17,874	3,470	—	—	31,526
Non-steel sales [1]	1	91	861	490	740	—	2,183
By-product sales [2]	43	52	439	67	—	—	601
Other sales [3]	117	130	816	143	11	9	1,226
Total	5,755	4,861	19,990	4,170	751	9	35,536

Six months ended June 30, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	6,669	2,221	12,212	2,085	—	—	23,187
Non-steel sales [1]	92	45	269	178	517	—	1,101
By-product sales [2]	43	35	276	45	—	—	399
Other sales [3]	219	97	671	132	7	7	1,133
Total	7,023	2,398	13,428	2,440	524	7	25,820
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.